DISCONTINUED OPERATIONS (Narrative) (Details) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)
Disposal Group, Including Discontinued Operation, Consideration					¥ 1,693,200,000	$ 45
Treasury Stock Value Acquired Cost Method | ¥				¥ 13,875,553
Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage	55.00%
Jiangxi Jinko Engineering [Member]
Equity Method Investment, Ownership Percentage		55.00%		55.00%	55.00%	55.00%
Equity Method Investment, Amount Sold	$ 250	$ 250
Treasury Stock Value Acquired Cost Method		$ 225	$ 225
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage		45.00%		45.00%	45.00%	45.00%
Equity Method Investment, Amount Sold		$ 225	$ 225